Accounting Policies - Cash, Cash Equivalents and Restricted Cash (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Held in escrow
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 0	$ 100
Compensating balances
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 100	$ 300